Financial Risk Management - Regulatory Capital Requirements (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Total risk-weighted capital ratio	15.18%	15.29%
Tier 1 risk-weighted capital ratio	14.23%	14.33%
Common Equity Tier 1 risk-weighted capital ratio	12.44%	12.91%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥ 14,144.1	¥ 14,197.9
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	13,258.8	13,311.6
Common Equity Tier 1 capital	11,585.1	11,992.6
Risk-weighted assets	93,117.1	92,848.6
The amount of minimum total capital requirements	¥ 7,449.4	¥ 7,427.9